Significant Accounting Policies (Details) - Schedule of revenue disaggregated by major revenue categories - USD ($) $ in Thousands	3 Months Ended				12 Months Ended
	Sep. 26, 2021	Jun. 27, 2021	Sep. 27, 2020	Jun. 28, 2020	Jun. 27, 2021	Jun. 28, 2020
Disaggregation of Revenue [Line Items]
Total revenues amount	$ 180,978	$ 395,234	$ 49,931	$ 520,431	$ 395,234	$ 520,431
Total revenues percentage					100.00%	100.00%
Bowling [Member]
Disaggregation of Revenue [Line Items]
Total revenues amount					$ 203,730	$ 270,102
Total revenues percentage					52.00%	52.00%
Food and Beverage [Member]
Disaggregation of Revenue [Line Items]
Total revenues amount					$ 128,393	$ 179,460
Total revenues percentage					32.00%	34.00%
Amusement [Member]
Disaggregation of Revenue [Line Items]
Total revenues amount					$ 48,414	$ 62,407
Total revenues percentage					12.00%	12.00%
Media [Member]
Disaggregation of Revenue [Line Items]
Total revenues amount					$ 14,697	$ 8,462
Total revenues percentage					4.00%	2.00%